UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21634

Access One Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

Access One Trust

Access VP High Yield Fund®

JUNE 30, 2012

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings & Composition and Expense Examples
5	Financial Statements and Financial Highlights
13	Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Access VP High Yield Fund Semiannual Report to shareholders for the six months ended June 30, 2012.

High Yield Market Continues to Climb

The U.S. high yield market outperformed other segments of the U.S. fixed income market during the six months ended June 30, 2012. This reflected, in part, strong investor demand for higher yielding investments, particularly in the first three months of the year. U.S. high yield returned 6.2%, as measured by the Markit iBoxx® $ Liquid High Yield Index, compared with the broader fixed income market, which gained 2.4%, as measured by the Barclays U.S. Aggregate Bond Index®. Yields declined during the period, with the Markit iBoxx $ Liquid High Yield Index yield to maturity reaching 7.0% as of June 30, 2012, down from 8.0% at the start of the year. The strong performance of the high yield market over the six-month period belies the volatility of the second quarter, when an escalation in the European debt crisis led to a sell-off of riskier assets.

Other fixed income investments performed well during the period. Investment grade corporate debt was up 5.7%, as measured by the Markit iBoxx $ Liquid Investment Grade Index. U.S. Treasurys continued to gain, with the Ryan Labs Treasury 10 and 30 Year Indexes up 3.4% and 4.2%, respectively.

Economic Growth Slows

U.S. GDP growth slowed to an annual rate of 1.9% in the first quarter of 2012, down from 3.0% in the fourth quarter of 2011. While consumer spending accelerated, net exports increased and residential housing investment picked up in the first quarter, these positive contributions were more than offset by a slowdown in business inventory investment. Weak job growth in the second quarter also contributed to growing concerns about the economic outlook in the United States and led to volatility in the markets.

We appreciate the trust you have placed in us by choosing the Access VP High Yield Fund and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings & Composition and Expense Examples

4 :: Access One Trust :: Allocation of Portfolio Holdings & Composition and Expense Examples :: June 30, 2012 (unaudited)

Investment Objective: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Allocation of Portfolio Holdings & Composition

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	104%
Futures Contracts	34%
U.S. Treasury Obligations	45%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access VP High Yield Fund primarily invests in non-equity securities, which may include; credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	26%
Consumer Non-Cyclical	17%
Communications	14%
Financial	11%
Energy	7%
Industrial	7%
Technology	7%
Basic Materials	6%
Utilities	5%

Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company separate accounts or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2012 and held for the entire period from January 1, 2012 through June 30, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
Access VP High Yield Fund	$1,000.00	$1,062.20	$8.61	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
Access VP High Yield Fund	$1,000.00	$1,016.51	$8.42	1.68%

*                 Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Financial Statements and Financial Highlights

6 :: Access One Trust :: Access VP High Yield Fund :: Schedule of Portfolio Investments :: June 30, 2012 (unaudited)

U.S. Treasury Obligations (45.2%)

	Principal Amount	Value
U.S. Treasury Notes, 0.75%, 6/30/17	$22,200,000	$22,233,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,274,578)		22,233,820
Repurchase Agreements+ (93.8%)
Deutsche Bank Securities, Inc., 0.09%, 7/2/12, dated 6/29/12, with a repurchase price of $9,243,069 (Collateralized by $9,373,000 of Federal National Mortgage Association Securities, 0.75%, 12/18/13, total value $9,431,075)	9,243,000	9,243,000
HSBC Securities (USA), Inc., 0.10%, 7/2/12, dated 6/29/12, with a repurchase price of $9,237,077 (Collateralized by $9,298,000 of various U.S. Government Agency Obligations, 0.40%–4.38%, 3/15/13-5/22/14, total value $9,427,002)	9,237,000	9,237,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 7/2/12, dated 6/29/12, with a repurchase price of $9,243,069 (Collateralized by $8,963,200 of U.S. Treasury Notes, 0.88%–2.63%, 6/30/14-2/28/17, total value $9,428,155)	9,243,000	9,243,000
UBS Securities, LLC, 0.09%, 7/2/12, dated 6/29/12, with a repurchase price of $9,243,069 (Collateralized by $9,200,000 of Federal National Mortgage Association Securities, 5.25%, 8/1/12, total value $9,430,000)	9,243,000	9,243,000
UMB Bank N.A., 0.09%, 7/2/12, dated 6/29/12, with a repurchase price of $9,243,069 (Collateralized by $9,225,000 of various U.S. Government Agency Obligations, 0.80%–5.13%, 7/15/12-11/18/13, total value $9,433,229)	9,243,000	9,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,209,000)		46,209,000
TOTAL INVESTMENT SECURITIES (Cost $68,483,578)—139.0%		68,442,820
Net other assets (liabilities)—(39.0)%		(19,198,855)
NET ASSETS—100.0%		$49,243,965

+                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $6,817,000.

See accompanying notes to the financial statements.

June 30, 2012 (unaudited) :: Schedule of Portfolio Investments :: Access VP High Yield Fund :: Access One Trust :: 7

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts expiring 10/1/12 (Underlying notional amount at value $16,620,188)	134	$5,669

Credit Default Swap Agreements — Sell Protection(a)

Underlying Instrument*	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Value	Upfront Premiums Paid (Received)	Unrealized Gain (Loss)
CDX North America High Yield Index Swap Agreement with Credit Suisse International; Series 18	5.00%	6/20/17	5.90%	$7,227,000	**	$(244,838)	$(287,100)	$42,262
CDX North America High Yield Index Swap Agreement with Deutsche Bank AG; Series 18	5.00%	6/20/17	5.90%	25,641,000	**	(868,672)	(949,180)	80,508
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	6/20/17	5.90%	5,841,000	**	(197,883)	(127,772)	(70,111)
CDX North America High Yield Index Swap Agreement with UBS AG; Series 18	5.00%	6/20/17	5.90%	12,375,000	**	(419,243)	(301,641)	(117,602)
						$(1,730,636)	$(1,665,693)	$(64,943)

*      As of June 30, 2012, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**    Reflects the notional amount after the default of securities.

(a)    When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)    Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)    The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

8 :: Access VP High Yield Fund :: Statement of Assets and Liabilities :: June 30, 2012 (unaudited)

ASSETS:
Total Investment Securities, at cost	$68,483,578
Securities, at value	22,233,820
Repurchase agreements, at value	46,209,000
Total Investment Securities, at value	68,442,820
Cash	894
Segregated cash balances with brokers	83,698
Interest receivable	236
Receivable for capital shares issued	4,660,510
Receivable for credit default swap agreements	176,358
Unrealized gain on credit default swap agreements	122,770
Prepaid expenses	1,081
TOTAL ASSETS	73,488,367

LIABILITIES:
Payable for investments purchased	22,274,578
Payable for capital shares redeemed	6,944
Unrealized loss on credit default swap agreements	187,713
Premiums received on credit default swap agreements	1,665,693
Variation margin on futures contracts	12,303
Advisory fees payable	19,111
Management services fees payable	2,548
Administration fees payable	1,560
Administrative services fees payable	18,852
Distribution fees payable	19,191
Transfer agency fees payable	6,561
Fund accounting fees payable	3,659
Compliance services fees payable	489
Other accrued expenses	25,200
TOTAL LIABILITIES	24,244,402
NET ASSETS	$49,243,965

NET ASSETS CONSIST OF:
Capital	$52,648,957
Accumulated net investment income (loss)	(1,676,010)
Accumulated net realized gains (losses) on investments	(1,628,950)
Net unrealized appreciation (depreciation) on investments	(100,032)
NET ASSETS	$49,243,965
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,797,506
Net Asset Value (offering and redemption price per share)	$27.40

See accompanying notes to the financial statements.

For the Period Indicated (unaudited) :: Statement of Operations :: Access VP High Yield Fund :: 9

For the Six Months Ended June 30, 2012
INVESTMENT INCOME:
Interest	$108,616

EXPENSES:
Advisory fees	227,990
Management services fees	30,398
Administration fees	15,574
Transfer agency fees	19,183
Administrative services fees	93,294
Distribution fees	75,997
Custody fees	6,080
Fund accounting fees	26,043
Trustee fees	738
Compliance services fees	375
Other fees	46,439
Total Gross Expenses before reductions	542,111
Less Expenses reduced by the Advisor	(31,413)
TOTAL NET EXPENSES	510,698
NET INVESTMENT INCOME (LOSS)	(402,082)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(465,742)
Net realized gains (losses) on futures contracts	396,389
Net realized gains (losses) on swap agreements	4,923,565
Change in net unrealized appreciation/depreciation on investments	(1,622,719)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,231,493
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,829,411

See accompanying notes to the financial statements.

10 :: Access VP High Yield Fund :: Statement of Changes in Net Assets :: For the Periods Indicated

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(402,082)	$(483,737)
Net realized gains (losses) on investments	4,854,212	528,154
Change in net unrealized appreciation/depreciation on investments	(1,622,719)	(76,275)
Change in net assets resulting from operations	2,829,411	(31,858)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
In excess of net investment income	(1,066,859)	(402,337)
Net realized gains on investments	—	(1,200,792)
Change in net assets resulting from distributions	(1,066,859)	(1,603,129)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	97,205,593	214,794,114
Dividends reinvested	1,066,859	1,603,129
Value of shares redeemed	(114,025,516)	(188,060,228)
Change in net assets resulting from capital transactions	(15,753,064)	28,337,015
Change in net assets	(13,990,512)	26,702,028
NET ASSETS:
Beginning of period	63,234,477	36,532,449
End of period	$49,243,965	$63,234,477
Accumulated net investment income (loss)	$(1,676,010)	$(207,069)
SHARE TRANSACTIONS:
Issued	3,558,388	8,202,254
Reinvested	39,070	61,921
Redeemed	(4,202,745)	(7,236,269)
Change in shares	(605,287)	1,027,906

See accompanying notes to the financial statements.

Financial Highlights :: Access VP High Yield Fund :: 11

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.32		$26.57	$26.37	$24.83	$28.94	$30.94

Investment Activities:
Net investment income (loss)(a)	(0.18)		(0.28)	(0.23)	(0.18)	0.18	0.96
Net realized and unrealized gains (losses) on investments	1.81		1.00	4.09	3.97	(1.47)	0.52
Total income (loss) from investment activities	1.63		0.72	3.86	3.79	(1.29)	1.48

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.26)	(1.38)
In excess of net investment income	(0.55)		(0.24)	(3.66)	(2.25)	(2.56)	(0.92)
Net realized gains on investments	—		(0.73)	—	—	—	(0.80)
Return of capital	—		—	—	—	—	(0.38)
Total distributions	(0.55)		(0.97)	(3.66)	(2.25)	(2.82)	(3.48)

Net Asset Value, End of Period	$27.40		$26.32	$26.57	$26.37	$24.83	$28.94

Total Return	6.22	%(b)	2.74%	16.37%	16.91%	(4.65)%	5.19%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.77%	1.88%	1.98%	1.76%	1.88%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.32)%		(1.07)%	(0.88)%	(0.77)%	0.67%	3.20%

Supplemental Data:
Net assets, end of period (000’s)	$49,244		$63,234	$36,532	$41,059	$47,245	$28,322
Portfolio turnover rate(d)	661	%(b)	1,381%	1,401%	1,671%	1,971%	1,675%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

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Notes to Financial Statements

14 :: Access One Trust :: Notes to Financial Statements :: June 30, 2012 (unaudited)

1. Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the “Fund”) which is classified as non-diversified under the 1940 Act. The Fund has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

The Fund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by the Fund at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and ProFunds invest in repurchase agreements jointly, therefore, the Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by the Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

The investments of the Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other consideration so warrant.

Derivative Instruments

The Fund maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund invests primarily in derivatives and money market instruments that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. As of June 30, 2012, the Fund held credit default swap agreements for credit exposure and futures contracts and/or treasury notes for interest rate exposure to meet the Fund’s investment objective.

All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as the Fund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with the Fund’s investment objective.

The notional amount of the open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Swap Agreements

As of June 30, 2012, the Fund held credit default swaps. The Fund primarily employs credit default swaps in order to obtain high yield exposure.

In a credit default swap (“CDS”) the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). The Fund is usually a net seller of CDSs.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will segregate assets necessary to meet any accrued payment obligations when it

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 15

is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

The Fund will not enter into any swap agreements unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. The Fund will only enter into swap agreements with counterparties that meet the Fund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the Commodity Exchange Act, as amended (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”). It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may require the Advisor to register as a “commodity pool operator,” and certain Fund and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of Fund to use swaps. As of the date of this report, the potential impact of the new CFTC rules on the Fund is uncertain.

As noted above, the Fund may enter into CDSs for investment purposes. If the Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk, or a seller of the reference security or group of securities), the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. The Fund expects to buy CDSs with multiple reference issuers, in which case payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

Futures Contracts and Related Options

The Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. As of June 30, 2012, the Fund held bond futures contracts.

A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of the Fund’s loss from an unhedged short position in a futures contract is potentially unlimited.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading advisor under the CEA. Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Funds to continue to claim this exclusion. If the Fund was no longer able to claim the exclusion, the Advisor would be required to register as a commodity pool operator, and the Fund and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Fund to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Fund is uncertain.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in

16 :: Access One Trust :: Notes to Financial Statements :: June 30, 2012 (unaudited)

the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of June 30, 2012:

	Assets		Liabilities
	Unrealized Gain on Credit Default Swap Agreements	Variation Margin on Futures Contracts*	Unrealized Loss on Credit Default Swap Agreements
Credit Risk Exposure:	$122,770	$—	$187,713
Interest Rate Risk Exposure:	—	5,669	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the period ended June 30, 2012:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Investments
Credit Risk Exposure:	$—	$4,923,565	$(1,338,870)
Interest Rate Risk Exposure:	396,389	—	(132,947)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

The Fund intends to declare and distribute net investment income at least quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements)

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 17

do not require a reclassification. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

The Fund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax year end of December 31st.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Fund’s financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the Fund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under

18 :: Access One Trust :: Notes to Financial Statements :: June 30, 2012 (unaudited)

the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2012, based upon the three levels defined above, is included in the table below:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access VP High Yield Fund
U.S. Treasury Obligations	$—	$—	$22,233,820	$—	$22,233,820	$—
Repurchase Agreements	—	—	46,209,000	—	46,209,000	—
Futures Contracts	—	5,669	—	—	—	5,669
Swap Agreements	—	—	—	(64,943)	—	(64,943)
Total	$—	$5,669	$68,442,820	$(64,943)	$68,442,820	$(59,274)

^      Other financial instruments include any derivitive instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and ProFunds be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and ProFunds’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, Citi receives a base fee, account and service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the Fund, Citi receives an annual fee based on the Trust’s and ProFunds’ aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the Fund, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the Fund. For these services, the Fund may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of its average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Fund for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2012, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Fund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 19

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of the Fund. This expense limitation remains in effect until April 30, 2013.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2012, the recoupments that may potentially be made by the Fund are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
Access VP High Yield Fund	$95,322	$66,081	$45,805	$12,987	$220,195

5. Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2012 were as follows:

	Purchases	Sales
Access VP High Yield Fund	$160,607,516	$162,788,863

6. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Risks Associated with the Use of Derivatives

The Fund uses investment techniques, such as investing in derivatives (including investing in credit default swaps, futures contracts and similar instruments), that may be considered aggressive. Because of the Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of instruments. The use of derivatives and aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Credit Default Swap Risk

The Fund will normally be a net “seller” of CDSs. When the Fund is a net “seller” of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs may be physically settled, the counterparty may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDSs. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS depending on whether an active market exists for them, the lack of pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield market or perform in other ways that are not expected. The Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for the CDSs, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDSs may be considered an aggressive investment technique.

Active Investor Risk

The Fund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the Fund to come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in the Fund’s prospectus.

20 :: Access One Trust :: Notes to Financial Statements :: June 30, 2012 (unaudited)

Counterparty Risk

The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

The Fund seeks to mitigate risks by generally requiring that the counterparties for the Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Fund may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2012, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

In the normal course of business, the Fund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Such a situation may prevent the Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation with the total return of the high yield market.

Exposure to Debt Instrument Risk

The Fund seeks exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

High Yield Risk

Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 21

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
December 31, 2011
Access VP High Yield Fund	$1,236,198	$366,931	$1,603,129	$1,603,129

As of the tax year end December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Access VP High Yield Fund	$1,066,859	$—	$—	$(6,344,548)	$110,145	$(5,167,544)

As of the end of its tax year ended December 31, 2011, the Fund had net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expires 12/31/16	Expires 12/31/17	Total
Access VP High Yield Fund	$4,632,528	$106,732	$4,739,260

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Access VP High Yield Fund	$1,605,288	$—	$1,605,288

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Access VP High Yield Fund	$68,483,578	$—	$(40,758)	$(40,758)

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P.O. Box 182800
Columbus, OH 43218-2800

Access Funds

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit profunds.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the Access One Trust’s website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling toll-free 888-776-3637 and on the Commission’s website at sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0612

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	August 15, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 15, 2012

* Print the name and title of each signing officer under his or her signature.